Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts Receivables

Accounts receivables, net are comprised of:

	December 31, 2013	December 31, 2012
Domestic customers	492,159	578,379
Foreign customers	179,528	194,760
Total accounts receivable	671,687	773,139
Less allowance for doubtful accounts	(81,233)	(72,614)

Total accounts receivable, net	590,454	700,525

Schedule of Changes in Allowance for Doubtful Accounts

The following summarizes the changes in the allowance for doubtful accounts for the years ended December 31:

	2013	2012	2011
Balance at beginning of year	(72,614)	(45,128)	(48,496)
Allowance for doubtful accounts	(10,672)	(21,584)	(2,531)
Accounts receivable written off, net	3,562	3,207	3,668
Disposal of subsidiaries	(4,974)	—	—
Allowance for doubtful accounts of acquired entities	—	(7,784)	(781)
Translation difference	3,465	(1,325)	3,012

Balance at end of year	(81,233)	(72,614)	(45,128)